Note 46 Fixed remuneration of executive directors (Details) - EUR (€) € in Thousands	Jun. 30, 2026 [1]	Jun. 30, 2025 [2]
Fixed remuneration of executive directors [Line Items]
Fixed remuneration of executive directors	€ 2,945	€ 2,872
Board of Directors Chairman [Member]
Fixed remuneration of executive directors [Line Items]
Fixed remuneration of executive directors	1,555	1,482
Chief Executive Officer [Member]
Fixed remuneration of executive directors [Line Items]
Fixed remuneration of executive directors	€ 1,390	€ 1,390

[1]
(1) As from 2026, in accordance with the BBVA Directors’ Remuneration Policy approved by the General Shareholders' Meeting of March 20, 2026, the Annual Fixed Remuneration of the executive directors includes the amounts corresponding to the former fixed allowances for vehicle leasing and others, in the case of the Chair, and mobility allowance, in the case of the Chief Executive Officer.

[2]
(2) For comparative purposes, the Annual Fixed Remuneration of the executive directors corresponding to the first half of the 2025 financial year includes the amounts received by the Chair as fixed allowances for vehicle leasing and others, and by the Chief Executive Officer as a mobility allowance, which in previous financial years were reported separately in the interim consolidated financial statements.